LEASES AND LEASED PREMISES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases And Leased Premises
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO LEASES

Balance sheet information related to our leases is presented below:

		March 31,
	Balance Sheet location	2023	2022
Operating leases:
Right-of-use lease assets	Right-of-use operating lease assets	$1,733,829	$-
Right-of-use lease liability, current	Other current liabilities	989,892	-
Right-of-use lease liability, long-term	Right-of-use operating lease liability	743,937	-

Finance leases:
Right-of-use lease assets	Property, plant and equipment	-	-
Right-of-use lease liability, current	Current portion of long-term debt	-	-
Right-of-use lease liability, long-term	Long-term debt	-	-

Balance sheet information related to our leases is presented below:

		December 31,
	Balance Sheet location	2022	2021
Operating leases:
Right-of-use lease assets	Right-of-use operating lease assets	$1,977,329	$-
Right-of-use lease liability, current	Other current liabilities	992,496	-
Right-of-use lease liability, long-term	Right-of-use operating lease liability	984,833	-

Finance leases:
Right-of-use lease assets	Property, plant and equipment	-	-
Right-of-use lease liability, current	Current portion of long-term debt	-	-
Right-of-use lease liability, long-term	Long-term debt	-	-

SCHEDULE OF LEASE EXPENSE

The following provides details of the Company’s lease expense:

	Three Months Ended March 31,
	2023	2022
Operating lease expense, net	$226,660	$-
Finance lease expense:
Amortization of assets	-	-
Interest on lease liabilities	-	-
Total finance lease expense	-	-
Operating lease expense, net	$226,660	$-

The following provides details of the Company’s lease expense:

	Years Ended December 31,
	2022	2021
Operating lease expense, net	$502,421	$-
Finance lease expense:
Amortization of assets	-	-
Interest on lease liabilities	-	-
Total finance lease expense	-	-
Operating lease expense, net	$502,421	$-

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases is presented below:

	2023		2022
Right-of-use assets acquired in exchange for operating lease obligations	$1,733,829		$-
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from finance leases	-		-
Operating cash flows from operating leases	243,501		-
Weighted Average Remaining Lease Term:
Operating leases	3.0 years		0.0 years
Finance leases	0.0 years		0.0 years
Weighted Average Discount Rate:
Operating leases	5.00%		5.00%
Finance leases	n/a	%	n/a	%

Other information related to leases is presented below:

	2022		2021
Right-of-use assets acquired in exchange for operating lease obligations	$1,977,329		$-
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from finance leases	-		-
Operating cash flows from operating leases	1,038,647		-
Weighted Average Remaining Lease Term:
Operating leases	3.0 years		0.0 years
Finance leases	0.0 years		0.0 years
Weighted Average Discount Rate:
Operating leases	5.00%		5.00%
Finance leases	n/a	%	n/a	%

SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASE

	Finance leases	Operating leases
2023 (nine months remaining)	$-	$862,857
2024	-	688,526
2025	-	163,794
2026	-	62,792
2027	-	3,733
Thereafter	-	-
Total future minimum lease payments, undiscounted	-	1,781,702
Less: Imputed interest	(-)	(104,664)
Present value of future minimum lease payments	$-	$1,677,038

	Finance leases	Operating leases
2023	$-	$1,106,358
2024	-	688,526
2025	-	163,794
2026	-	62,792
2027	-	3,733
Thereafter	-	-
Total future minimum lease payments, undiscounted	-	2,025,203
Less: Imputed interest	(-)	(104,664)
Present value of future minimum lease payments	$-	$1,920,539